Stockholder's Equity - (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common stock shares authrized	100,000,000	100,000,000
Common stock par value	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding		0
Shares held in treasury	118,000	60,000
Value of shares held in relation to employees restricted stock units	$ 744	$ 415
Restricted Stock
Class of Stock [Line Items]
Shares held in treasury	58,000
Value of shares held in relation to employees restricted stock units	$ 300